Fair Value Measurements - Fair Value Methodology (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal Amount	$ 3,612
2019 Convertible Promissory Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal Amount	3,000
Fair Value	$ 3,612